Account Balances of Variable Annuity Which are Invested in Separate Account (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 2,300,462	$ 2,255,576
Bond
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	306,145	310,976
Domestic equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	1,211,424	1,179,744
International equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	63,486	61,096
Specialty
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	694,010	665,294
Money market funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	24,621	37,065
Other funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 776	$ 1,401